UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or
Quarter Ended:     December 31, 2008

Check here if Amendment	 [   ];
Amendment Number: _1_____
This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:

Name:     Beutel, Goodman & Company Ltd.
Address:  20 Eglinton Avenue West
          Suite 2000
          Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939

The institutional investment manager
filing this report and the person by
whom it is signed hereby represent that
the person signing the report is
authorized to submit it, that all
information contained herein is true,
correct and complete, and that it is
understood that all required items,
statements, schedules, lists, and
tables, are considered integral
parts of this form.

Person Signing this Report on
Behalf of Reporting Manager:

Name:	Michael James Gibson
Title:	Chief Financial Officer,
	Alternate Compliance Officer
Phone:	416-932-6337

Signature, Place, and Date of Signing:

______________________________
[Signature]

Toronto, Ontario, Canada	January 22, 2009
[City, State] 			[Date]



Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this
reporting manager are reported in this report.)

[   ] 13F NOTICE.
(Check here if no holdings reported
are in this report, and all holdings
are reported by other reporting
manager(s).)

[   ] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                      Beutel, Goodman & Company Ltd.
                                                      Form 13F Information Table                     Form 13F File Number
               31-Dec-08                                                                             28 - 11939

                                                              Total       Shares Investment    Other         Voting Authority
Name of Issuer          Title of Class          CUSIP     (x $1000)              Discretion    Mgrs.       Sole  Shared     None
-------------           --------------          -----       -------       ------      -----    -----      -----   -----    -----
Bank of Nova Scotia             Common        64149107       160,797    5,911,517      Sole            4,732,220        1,179,297
CIBC                            Common       136069101       151,470    3,630,676      Sole            2,897,311          733,365
CDN National Railway            Common       136375102       157,110    4,296,499      Sole            3,492,315          804,184
Enbridge                        Common       29250N105       116,352    3,601,754      Sole            2,957,554          644,200
Encana                          Common       292505104       261,022    5,611,818      Sole            4,608,268        1,003,550
Kinross Gold Corp.              Common       496902404       154,046    8,384,251      Sole            6,826,651        1,557,600
Manulife Financial              Common       56501R106       220,842   13,002,076      Sole           10,649,774        2,352,302
Molson Coors Canada     ExchNonVot CLB       608711206       289,963    6,001,186      Sole            4,931,636        1,069,550
Nexen                           Common       65334H102        89,491    5,109,146      Sole            4,152,446          956,700
Rogers Communications   Class BNonVotin      775109200       106,217    3,554,913      Sole            2,933,713          621,200
Royal Bank CDA                  Common       780087102       119,616    4,057,667      Sole            3,168,638          889,029
Sun Life Financial Inc          Common       866796105       144,099    6,204,720      Sole            5,175,570        1,029,150
Talisman Energy Inc             Common       87425E103       130,613   13,132,156      Sole           10,493,722        2,638,434
ThomsonReuters Corp             Common       884903105       114,611    3,942,521      Sole            3,205,121          737,400
Toronto Dominion Bank           Common       891160509       263,731    7,433,053      Sole            6,053,304        1,379,749

Total                                                      2,479,980






FORM 13F SUMMARY PAGE

Report Summary: December 31, 2008

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value
Total: 2,479,980(thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list,
state NONE and omit the column headings
and list entries.]

No. Form 13F File Number Name
____ 28-__11939_____________________
[Repeat as necessary.]